SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Ordinary Share (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Denominator:
Basic and diluted weighted average ordinary share outstanding							5,229,877	4,630,574	4,651,127	4,486,484
Basic and diluted net loss per ordinary share							$ (7.41)	$ (3.58)	$ (5.04)	$ (4.33)
HEALTHCOR CATALIO ACQUISITION CORP
Denominator:
Basic and diluted weighted average ordinary share outstanding	[1]	4,500,000
Basic and diluted net loss per ordinary share		$ 0.00
Class A - Redeemable | HEALTHCOR CATALIO ACQUISITION CORP
Numerator:
Allocation of net loss, as adjusted			$ (701,555)				$ (1,899,973)
Denominator:
Basic and diluted weighted average ordinary share outstanding			20,700,000				18,501,099
Basic and diluted net loss per ordinary share			$ (0.03)				$ (0.10)
Class A - Nonredeemable | HEALTHCOR CATALIO ACQUISITION CORP
Numerator:
Allocation of net loss, as adjusted			$ (20,809)				$ (56,357)
Denominator:
Basic and diluted weighted average ordinary share outstanding			614,000				548,777
Basic and diluted net loss per ordinary share			$ (0.03)				$ (0.10)
Class B Ordinary Shares | HEALTHCOR CATALIO ACQUISITION CORP
Numerator:
Allocation of net loss, as adjusted			$ (175,389)				$ (524,084)
Denominator:
Basic and diluted weighted average ordinary share outstanding			5,175,000	5,175,000	4,957,500	5,066,851	5,103,297
Basic and diluted net loss per ordinary share			$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)

[1]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.